Investments: Investments Classified by Contractual Maturity Date (Details) - USD ($) $ in Thousands	Dec. 31, 2015		Dec. 31, 2014
Amortized cost of debt securities available for sale	$ 12,698		$ 12,854
Debt securities, available for sale, at fair value	12,351	[1]	13,194	[2]
Residential Mortgage Backed Securities
Amortized cost of debt securities available for sale	2,365		2,966
Debt securities, available for sale, at fair value	2,538		3,207
Debt Securities
Amortized cost of debt securities available for sale	12,698		12,854
Debt securities, available for sale, at fair value	12,351		$ 13,194
Due in one year or less
Amortized cost of debt securities available for sale	1,261
Debt securities, available for sale, at fair value	1,280
Due after one year through five years
Amortized cost of debt securities available for sale	315
Debt securities, available for sale, at fair value	322
Due after ten years
Amortized cost of debt securities available for sale	8,757
Debt securities, available for sale, at fair value	$ 8,211

[1]	Amortized cost - $12,698
[2]	Amortized cost - $12,854